Income Tax (Details 1) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Federal
Current						$ 690,380
Deferred						35,655
State
Current
Deferred
Income Tax Expense (Benefit)	$ (47,910)	$ 320,714		$ 16,243	$ 322,080	$ 726,035